Commitments and Contingencies - Lease Commitments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Sublease rental agreement period (in years)	1 year
Sublease rent expense	$ 85,000
Number of rental agreements (contracts)			3
Satellite office rental period (in years)			1 year
Capital lease obligations	27,850	52,920
Rent expense	$ 329,000	$ 287,000